Financial Instruments and Risk Management - Summary of Securities That Were in Unrealized Loss Position (Detail) $ in Millions	Dec. 31, 2018 USD ($)
Schedule of Available-for-sale Securities [Line Items]
Fair Values, Less than 12 months	$ 0
Unrealized Losses, Less than 12 months	0
Fair Values, More than 12 months	330
Unrealized Losses, More than 12 months	(2)
Fair Values, Total	330
Unrealized Losses, Total	(2)
U.S. Treasury Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair Values, Less than 12 months	0
Unrealized Losses, Less than 12 months	0
Fair Values, More than 12 months	330
Unrealized Losses, More than 12 months	(2)
Fair Values, Total	330
Unrealized Losses, Total	$ (2)